Reserves (Tables)	12 Months Ended
Dec. 31, 2013
Reserves
Schedule of reserve information of major product lines

	December 31, 2013				December 31, 2012
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed life insurance policies and investment-type annuity contracts	$976,837	$101	$4,189	$3,003	$1,045,632	$203	$4,115	$3,419
Life insurance no longer offered	258,513	528	1,140	2,521	266,556	535	2,577	4,155
FFG, LTC and other disposed businesses	1,474,858	17,623	205,524	26,351	1,458,326	18,282	194,014	15,197
All other	33,668	461	14,595	8,324	34,134	447	15,418	8,710
Short Duration Contracts:
Group term life	0	4,039	161,042	28,480	0	3,558	163,124	29,483
Group disability	0	2,435	1,086,870	111,546	0	2,067	1,113,761	115,664
Medical	0	244	1,895	1,205	0	331	2,181	1,678
Dental	0	4,921	2,245	16,787	0	4,459	2,287	15,161
Credit life and disability	0	2	0	2,203	0	2	0	1,698
All other	0	181	245	1,565	0	137	196	2,252
Total	$2,743,876	$30,535	$1,477,745	$201,985	$2,804,648	$30,021	$1,497,673	$197,417

Schedule of most significant claims and benefits payable

	Group Term Life	Group Disability

Balance as of December 31, 2010, gross of reinsurance	206,741	1,314,927

Less: Reinsurance ceded and other (1)	(2,711)	(33,721)

Balance as of January 1, 2011, net of reinsurance	204,030	1,281,206
Incurred losses related to:
Current year	135,665	314,115
Prior year’s interest	7,723	56,778
Prior year (s)	(24,094)	(64,669)

Total incurred losses	119,294	306,224
Paid losses related to:
Current year	82,629	63,057
Prior year (s)	37,815	268,612

Total paid losses	120,444	331,669
Balance as of December 31, 2011, net of reinsurance	202,880	1,255,761
Plus: Reinsurance ceded and other (1)	3,109	32,709

Balance as of December 31, 2011, gross of reinsurance	205,989	1,288,470

Less: Reinsurance ceded and other (1)	(3,109)	(32,709)

Balance as of January 1, 2012, net of reinsurance	202,880	1,255,761
Incurred losses related to:
Current year	121,051	280,183
Prior year’s interest	7,575	54,696
Prior year (s)	(25,441)	(56,891)

Total incurred losses	103,185	277,988
Paid losses related to:
Current year	76,377	67,069
Prior year (s)	39,693	270,749

Total paid losses	116,070	337,818
Balance as of December 31, 2012, net of reinsurance	189,995	1,195,931
Plus: Reinsurance ceded and other (1)	2,612	33,494

Balance as of December 31, 2012 gross of reinsurance	$192,607	$1,229,425

Less: Reinsurance ceded and other (1)	(2,612)	(33,494)

Balance as of January 1, 2013, net of reinsurance	189,995	1,195,931
Incurred losses related to:
Current year	116,735	275,567
Prior year’s interest	7,388	53,255
Prior year (s)	(12,207)	(29,995)

Total incurred losses	111,916	298,827
Paid losses related to:
Current year	72,794	68,769
Prior year (s)	41,891	262,215

Total paid losses	114,685	330,984
Balance as of December 31, 2013, net of reinsurance	187,226	1,163,774
Plus: Reinsurance ceded and other (1)	2,296	34,642

Balance as of December 31, 2013 gross of reinsurance	$189,522	$1,198,416

(1)         Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.